Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	F-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855